SCHEDULE OF DISAGGREGATED REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 3,833,038	$ 4,450,447	$ 11,591,003	$ 13,694,614	$ 17,771,485	$ 19,350,208
Advisory Consulting [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	3,817,911	4,382,982	11,505,113	13,433,256	17,441,216	19,256,173
Managed Security Service Practice [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	12,027	63,793	79,095	250,342	318,079	77,385
Software as A Service [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenue	$ 3,100	$ 3,672	$ 6,795	$ 11,016	$ 12,190	$ 16,650